CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Accounts receivable, allowance for credit loss | ¥	¥ 285		¥ 327
Prepayments and other current assets, allowance for credit losses | ¥	3,076		4,427
Other noncurrent assets, allowance for credit losses | ¥	¥ 4,886		¥ 4,572
Ordinary shares, shares issued	1,985,662,930		1,954,353,892
Ordinary shares, shares outstanding	1,985,662,930		1,954,353,892
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	4,500,000,000		4,500,000,000
Ordinary shares, shares issued	1,766,208,188		1,728,765,894
Ordinary shares, shares outstanding	1,629,850,850		1,598,541,812
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	355,812,080		355,812,080
Ordinary shares, shares outstanding	355,812,080		355,812,080